Financial Statements - Balance sheets - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Assets
BBVA Cash Balance Available To The Date		€ 65,877,000,000	€ 44,303,000,000
Total financial assets held for trading		119,332,000,000	102,688,000,000
Derivative financial assets held for trading	[1]	49,239,000,000	33,185,000,000
Equity Instruments Held For Trading		5,862,000,000	8,892,000,000
Debt Instruments Held For Trading		26,640,000,000	26,309,000,000
Loans and Advances to Central Banks Held for Trading		636,000,000	535,000,000
Loans And Advances To Banks Held For Trading		24,912,000,000	21,286,000,000
Loans And Advances To Customers Held For Trading		12,044,000,000	12,482,000,000
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		4,998,000,000	5,557,000,000
Equity Instruments Mandatorily Measured At Fair Value		4,058,000,000	4,327,000,000
Debt Securities At Fair Vale Mandatorily Measured At Fair Value		250,000,000	110,000,000
Loans And Advances To Customers Mandatorily Measured At Fair Value		690,000,000	1,120,000,000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,098,000,000	1,214,000,000
Debt Securities, at fair value		1,098,000,000	1,214,000,000
Loans And Advances To Customers At Fair Value		0	0
Financial Assets At Fair Value Through Other Comprehensive Income		70,045,000,000	61,183,000,000
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		1,789,000,000	2,420,000,000
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		68,223,000,000	58,731,000,000
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		33,000,000	33,000,000
FINANCIAL ASSETS AT AMORTIZED COST		450,222,000,000	439,162,000,000
Debt Securities Financial Assets at Amortized Cost		43,396,000,000	38,877,000,000
Loans and advances to central banks		4,773,000,000	4,275,000,000
Loans and advances to banks		14,842,000,000	13,649,000,000
Loans and Advances to customers		387,212,000,000	382,360,000,000
HEDGING DERIVATIVES, ASSETS		2,531,000,000	1,729,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		60,000,000	28,000,000
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,366,000,000	1,488,000,000
Joint ventures		150,000,000	154,000,000
Associates		1,216,000,000	1,334,000,000
INSURANCE OR REINSURANCE ASSETS		332,000,000	341,000,000
TANGIBLE ASSETS		9,057,000,000	10,068,000,000
Total Property, plant and equipment		8,796,000,000	9,816,000,000
For own use (PPE)		8,578,000,000	9,554,000,000
Assets leased out under an operating lease		217,000,000	263,000,000
Investment Property		261,000,000	252,000,000
INTANGIBLE ASSETS		4,623,000,000	6,966,000,000
Goodwill		2,760,000,000	4,955,000,000
Other intangible assets		1,863,000,000	2,010,000,000
TAX ASSETS		16,718,000,000	17,083,000,000
Current tax assets		1,182,000,000	1,765,000,000
Deferred tax assets		15,536,000,000	15,318,000,000
OTHER ASSETS		4,360,000,000	3,800,000,000
Insurance contracts linked to pensions		0	0
Inventories		615,000,000	581,000,000
Rest other assets		3,744,000,000	3,220,000,000
Non Current Assets Or Disposal Groups Clasified As Held For Sale		3,205,000,000	3,079,000,000
TOTAL ASSETS		753,824,000,000	698,690,000,000
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		108,624,000,000	89,633,000,000
Derivative financial liabilities, held for trading	[1]	50,154,000,000	35,019,000,000
Short positions, held for trading		11,832,000,000	12,249,000,000
Deposits from central banks, held for trading		5,685,000,000	7,635,000,000
Deposits from credit institutions, held for trading		28,617,000,000	24,969,000,000
Customer deposits, held for trading		12,335,000,000	9,761,000,000
Debt certificates, held for trading		0	0
Other Financial liabilities held for trading		0	0
TOTAL Financial Liabilities At Fair Value Through Profit or Loss		9,203,000,000	10,010,000,000
Deposits from central banks, at fair value		0	0
Deposits from credit institutions, at fair value		0	0
Customer deposits, at fair value		914,000,000	944,000,000
Debt certificates, at fair value		4,202,000,000	4,656,000,000
Other financial liabilities, at fair value		4,087,000,000	4,410,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST		559,713,000,000	516,641,000,000
Deposits from cental banks		46,667,000,000	25,950,000,000
Deposits from credit institutions		32,356,000,000	28,751,000,000
Customer deposits		402,184,000,000	384,219,000,000
Debt certificates, at amortized cost		64,421,000,000	63,963,000,000
Other financial liabilities, at amortized cost		14,085,000,000	13,758,000,000
HEDGING DERIVATIVES, LIABILITIES		2,368,000,000	2,233,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		0	0
LIABILITIES UNDER INSURANCE CONTRACTS		9,462,000,000	10,606,000,000
PROVISIONS		6,494,000,000	6,538,000,000
Pensions and other post employment defined Benefit Obligations		4,427,000,000	4,631,000,000
Other long term employee benefits		53,000,000	61,000,000
Provisions for taxes and other legal contingencies		738,000,000	677,000,000
Provisions for contingent risks and commitments		774,000,000	711,000,000
Other Provisions	[2]	502,000,000	457,000,000
TAX LIABILITIES		2,529,000,000	2,808,000,000
Current tax liabilities		560,000,000	880,000,000
Deferred tax liabilities		1,968,000,000	1,928,000,000
OTHER LIABILITIES		4,107,000,000	3,742,000,000
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		1,769,000,000	1,554,000,000
TOTAL LIABILITIES		704,269,000,000	643,765,000,000
Total shareholders' funds		56,541,000,000	58,950,000,000
Capital		3,267,000,000	3,267,000,000
Paid up capital		3,267,000,000	3,267,000,000
Unpaid capital which has been called up		0	0
Share Premium		23,992,000,000	23,992,000,000
Equity Instruments issued other than capital		0	0
Other Equity ( Capital base and management)		37,000,000	56,000,000
Retained Earnings		30,589,000,000	29,388,000,000
Revaluation Reserves		0	0
Total Other Reserves		(160,000,000)	(119,000,000)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(160,000,000)	(119,000,000)
Other Reserves, other		0	0
Less Treasury shares		(28,000,000)	(62,000,000)
Profits or losses attributables to owners of the parent		(1,157,000,000)	3,512,000,000
Less Interim dividends		0	(1,084,000,000)
Total accumulated other comprehensive income		(12,822,000,000)	(10,226,000,000)
Total Items that will not be reclassified to profit or loss balance		(2,253,000,000)	(1,875,000,000)
Actuarial gains or (-) losses on defined benefit pension plans		(1,381,000,000)	(1,498,000,000)
Non-current assets and disposal groups classified as held for sale (not reclassified)		1,000,000	2,000,000
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(940,000,000)	(403,000,000)
Total Hedge ineffectiveness of fair value hedge for equity instruments measured at fair value through other comprehensive income		0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income [hedged item]		0	0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument		0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		67,000,000	24,000,000
Total Items that may be reclassified to profit or loss		(10,570,000,000)	(8,351,000,000)
Hedge of net investments in foreign operations(effective portion)		(312,000,000)	(896,000,000)
Foreign currency translation balance		(12,351,000,000)	(9,147,000,000)
Hedging derivatives.Cash flow hedges(efffective portion)		308,000,000	(44,000,000)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		1,830,000,000	1,760,000,000
Other Comprehensive Income Net Of Tax Of Hedging Instruments		0	0
Non-current assets and disposal groups classified as held for sale		(27,000,000)	(18,000,000)
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(19,000,000)	(5,000,000)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		5,836,000,000	6,201,000,000
Valuation adjustments		(6,148,000,000)	(5,572,000,000)
Rest non-controlling interest		11,984,000,000	11,773,000,000
TOTAL EQUITY		49,555,000,000	54,925,000,000
Equity and liabilities		€ 753,824,000,000	€ 698,690,000,000

[1]	(*) The variation corresponds mainly to foreign exchange derivatives in BBVA S.A.
[2]	(*) Individually insignificant provisions or contingencies, for various concepts in different geographies.